MORTGAGE-BACKED SECURITIES HELD TO MATURITY - Schedule of Principal Balances of Mortgage-Backed Securities Held to Maturity (Detail) (Securities Pledged as Collateral [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2013	Sep. 30, 2012
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		$ 6,235
Gross unrealized gains		57
Gross unrealized losses
Estimated fair value		6,292
FRB advance commitments [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	4,772	6,216
Gross unrealized gains	65	56
Gross unrealized losses
Estimated fair value	4,837	6,272
Customer deposit accounts [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		19
Gross unrealized gains		1
Gross unrealized losses
Estimated fair value		$ 20